Property, Plant and Equipment (Schedule of property, plant and equipment) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 6,462
Balance at end of year		6,785		$ 6,462
Depreciated balance as of end of year		6,785		6,462
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		14,272		13,766
Additions in respect of business combinations				10
Additions		859		862
Disposals		(113)		(147)
Translation differences		419		(219)
Balance at end of year		15,437		14,272
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		7,810		7,437
Additions in respect of business combinations				4
Depreciation		604		587
Impairment		111		14
Disposals		(91)		(125)
Translation differences		218		(107)
Balance at end of year		8,652		7,810
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		706		576
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,132		1,140
Additions in respect of business combinations				4
Additions		118		49
Disposals		(5)		(8)
Translation differences		86		(53)
Balance at end of year		1,331		1,132
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		556		544
Additions in respect of business combinations				1
Depreciation		33		32
Impairment		8		0
Disposals		(4)		(6)
Translation differences		32		(15)
Balance at end of year		625		556
Technical equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		3,712		3,590
Technical equipment and machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		8,504		8,280
Additions in respect of business combinations				5
Additions		388		393
Disposals		(13)		(66)
Translation differences		227		(108)
Balance at end of year		9,106		8,504
Technical equipment and machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		4,914		4,765
Additions in respect of business combinations				2
Depreciation		287		256
Impairment		71		14
Disposals		(11)		(60)
Translation differences		133		(63)
Balance at end of year		5,394		4,914
Dikes and evaporating ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		1,155	[1]	1,125	[2]
Dikes and evaporating ponds [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	2,113	[1]	2,025
Additions in respect of business combinations	[2]			0
Additions		171	[1]	137	[2]
Disposals		(1)	[1]	(29)	[2]
Translation differences		42	[1]	(20)	[2]
Balance at end of year	[1]	2,325		2,113	[2]
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	988	[1]	885
Additions in respect of business combinations	[2]			0
Depreciation		151	[1]	148	[2]
Impairment		0	[1]	0	[2]
Disposals		(1)	[1]	(29)	[2]
Translation differences		32	[1]	(16)	[2]
Balance at end of year	[1]	1,170		988	[2]
Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		623	[3]	606	[4]
Plants under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[4]	606	[3]	523
Additions in respect of business combinations	[4]			0
Additions		23	[3]	98	[4]
Disposals		0	[3]	0	[4]
Translation differences		26	[3]	(15)	[4]
Balance at end of year	[3]	655		606	[4]
Plants under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[4]	0	[3]	0
Additions in respect of business combinations	[4]			0
Depreciation		0	[3]	0	[4]
Impairment	[3]	32		0
Disposals		0	[3]	0	[4]
Translation differences		0	[3]	0	[4]
Balance at end of year	[3]	32		0	[4]
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		270		223
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,299		1,219
Additions in respect of business combinations				1
Additions		91		88
Disposals		(5)		(3)
Translation differences		14		(6)
Balance at end of year		1,399		1,299
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,076		1,018
Additions in respect of business combinations				1
Depreciation		49		65
Impairment		0		0
Disposals		(5)		(3)
Translation differences		9		(5)
Balance at end of year		1,129		1,076
Right of use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		319	[5]	342	[6]
Right of use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[6]	618	[5]	579
Additions in respect of business combinations	[6]			0
Additions		68	[5]	97	[6]
Disposals		(89)	[5]	(41)	[6]
Translation differences		24	[5]	(17)	[6]
Balance at end of year	[5]	621		618	[6]
Right of use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[6]	276	[5]	225
Additions in respect of business combinations	[6]			0
Depreciation		84	[5]	86	[6]
Impairment	[5]	0		0
Disposals		(70)	[5]	(27)	[6]
Translation differences		12	[5]	(8)	[6]
Balance at end of year	[5]	$ 302		$ 276	[6]

[1]	Depreciation expenses allocation in the amount of $42 million on the "Dikes and evaporating ponds" assets.
[2]	Depreciation expenses allocation in the amount of $37 million on the "Dikes and evaporating ponds" assets.
[3]	The additions are presented net of items whose construction has been completed and therefore have been reclassified to other categories in “property, plant and equipment”.
[4]	The additions are presented net of items for which construction has been completed and, accordingly, were reclassified to other categories in the “property, plant and equipment” section.
[5]	The total additions were recorded against lease liabilities under IFRS 16.
[6]	The total additions were recorded against lease liabilities (IFRS 16).